Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The following table sets forth information regarding the total compensation, for services rendered in all capacities, that was paid to, awarded to or earned by our CEO (and on average to our non-CEO NEOs, or our Other NEOs), as compared to compensation actually paid, or CAP, to our CEO (and on average to our Other NEOs) and certain Company and peer performance measures during the years ended December 31, 2022, 2021 and 2020, as calculated in accordance with Item 402(v) of Regulation S-K, or the Pay Versus Performance Table.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(1)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(2)	Net Income (Loss) ($)	Revenue ($)(3)
2022	9,891,116	4,476,337	2,393,278	305,071	95	102	(54,388,000)	1,375,098,000
2021	10,174,767	(233,657)	1,747,828	(2,680,709)	147	142	100,960,000	1,904,060,000
2020	2,796,433	15,128,813	1,228,592	10,526,153	254	106	103,217,000	1,702,367,000

(1)

Amounts represent compensation actually paid to our CEO (which was Andy Paul each year) and the average compensation actually paid to our Other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes Ms. La and Messrs. Potter and Lakritz for 2022 and Ms. La and Messrs. Potter, Lakritz and Chevalier for 2021 and 2020.

CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
	CEO	Average - Other NEOs	CEO	Average - Other NEOs	CEO	Average - Other NEOs
Summary Compensation Table Total	$9,891,116	$2,393,278	$10,174,767	$1,747,828	$2,796,433	$1,228,592
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	$(9,171,183)	$(1,902,495)	$(8,161,753)	$(899,327)	$—	$—
Increase for year-end fair value of outstanding and unvested equity awards granted in the year	$5,378,715	$1,062,577	$2,489,316	$283,677	$—	$—
Increase for fair value as of vesting date of equity awards granted and vested in the year	$177,819	$—	$—	$—	$—	$—
Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(731,991)	$(599,524)	$(3,008,808)	$(2,686,297)	$11,112,377	$8,199,858
Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year	$(1,068,138)	$(631,862)	$(1,727,178)	$(1,126,590)	$1,220,003	$1,097,703
Deduction for fair value at end of prior year for equity awards forfeited in the year	$—	$(24,648)	$—	$—	$—	$—
Increase for incremental fair value of equity awards modified in the year	$—	$7,744	$—	$—	$—	$—
CAP	$4,476,337	$305,071	$(233,657)	$(2,680,709)	$15,128,813	$10,526,153

For all periods presented in the table above, there were no adjustments applicable to (i) dividends or other earnings paid during the applicable fiscal year prior to the vesting date, (ii) deduction for change in the actuarial present values for the applicable fiscal year or (iii) increase for service cost and prior service cost for pension plans.

(2)

For the relevant fiscal year, represents the cumulative TSR, or the Peer Group TSR, of the S&P 500 IT Technology Index, or the Peer Group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested on September 23, 2020, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(3)

We determined that Revenue, which is a GAAP measure, to be the most important financial measure used to link company performance to CAP to our CEO and Other NEOs in 2022.  This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	Amounts represent compensation actually paid to our CEO (which was Andy Paul each year) and the average compensation actually paid to our Other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes Ms. La and Messrs. Potter and Lakritz for 2022 and Ms. La and Messrs. Potter, Lakritz and Chevalier for 2021 and 2020.
PEO Total Compensation Amount	$ 9,891,116	$ 10,174,767	$ 2,796,433
PEO Actually Paid Compensation Amount	4,476,337	(233,657)	15,128,813
Non-PEO NEO Average Total Compensation Amount	2,393,278	1,747,828	1,228,592
Non-PEO NEO Average Compensation Actually Paid Amount	$ 305,071	(2,680,709)	10,526,153
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

CAP to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2022		2021		2020
	CEO	Average - Other NEOs	CEO	Average - Other NEOs	CEO	Average - Other NEOs
Summary Compensation Table Total	$9,891,116	$2,393,278	$10,174,767	$1,747,828	$2,796,433	$1,228,592
Adjustments:
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	$(9,171,183)	$(1,902,495)	$(8,161,753)	$(899,327)	$—	$—
Increase for year-end fair value of outstanding and unvested equity awards granted in the year	$5,378,715	$1,062,577	$2,489,316	$283,677	$—	$—
Increase for fair value as of vesting date of equity awards granted and vested in the year	$177,819	$—	$—	$—	$—	$—
Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(731,991)	$(599,524)	$(3,008,808)	$(2,686,297)	$11,112,377	$8,199,858
Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year	$(1,068,138)	$(631,862)	$(1,727,178)	$(1,126,590)	$1,220,003	$1,097,703
Deduction for fair value at end of prior year for equity awards forfeited in the year	$—	$(24,648)	$—	$—	$—	$—
Increase for incremental fair value of equity awards modified in the year	$—	$7,744	$—	$—	$—	$—
CAP	$4,476,337	$305,071	$(233,657)	$(2,680,709)	$15,128,813	$10,526,153

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
(2)

For the relevant fiscal year, represents the cumulative TSR, or the Peer Group TSR, of the S&P 500 IT Technology Index, or the Peer Group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested on September 23, 2020, through the end of the listed year in the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Tabular List [Table Text Block]

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	Revenue (1); and
•	Non-GAAP adjusted Operating Income (2).

(1)For an explanation of our management’s use of this measure, see “Compensation Discussion and Analysis—Determination of Compensation” of this Proxy Statement. Revenue is used as a Company Performance Factor under our annual performance bonus program.

(2)For an explanation of our management’s use of this measure, see “Compensation Discussion and Analysis—Determination of Compensation” of this Proxy Statement.  Non-GAAP adjusted operating income is used as a Company Performance Factor under our annual performance bonus program. For a full reconciliation for non-GAAP adjusted operating income to the most directly comparable financial measure stated in accordance with GAAP, please see “Use and Reconciliation of Non-GAAP Financial Measures” and the accompanying tables in our press release filed as an exhibit to a Current Report on Form 8-K that we filed with the SEC on February 9, 2023.

Total Shareholder Return Amount	$ 95	147	254
Peer Group Total Shareholder Return Amount	102	142	106
Net Income (Loss)	$ (54,388,000)	$ 100,960,000	$ 103,217,000
Company Selected Measure Amount	1,375,098,000	1,904,060,000	1,702,367,000
PEO Name	Andy Paul
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	We determined that Revenue, which is a GAAP measure, to be the most important financial measure used to link company performance to CAP to our CEO and Other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP adjusted Operating Income
PEO [Member] | Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (9,171,183)	$ (8,161,753)
PEO [Member] | Increase for year-end fair value of outstanding and unvested equity awards granted in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,378,715	2,489,316
PEO [Member] | Increase for fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	177,819
PEO [Member] | Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(731,991)	(3,008,808)	$ 11,112,377
PEO [Member] | Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,068,138)	(1,727,178)	1,220,003
Non-PEO NEO [Member] | Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,902,495)	(899,327)
Non-PEO NEO [Member] | Increase for year-end fair value of outstanding and unvested equity awards granted in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,062,577	283,677
Non-PEO NEO [Member] | Increase (deduction) for year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(599,524)	(2,686,297)	8,199,858
Non-PEO NEO [Member] | Increase (deduction) for year over year change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(631,862)	$ (1,126,590)	$ 1,097,703
Non-PEO NEO [Member] | Deduction for fair value at end of prior year for equity awards forfeited in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(24,648)
Non-PEO NEO [Member] | Increase for incremental fair value of equity awards modified in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 7,744